8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 3) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 3
Former Welding Stockholders	$ 1,681,000	$ 1,976,000
Less: Current Portion	(622,000)	(601,000)
Total long-term portion	1,059,000	1,375,000
Future minimum payments for the note payable to the former stockholders of Welding:
June 30, 2013	622,000
June 30, 2014	667,000
June 30, 2015	392,000
Former WMI Stockholders Notes Payable	1,681,000	1,976,000
Less: Current portion	(622,000)	(601,000)
Long-term portion	$ 1,059,000	$ 1,375,000